UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02365
                                                    ----------------------------

                      PROSPECT STREET(R) INCOME SHARES INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                      Prospect Street(R) Income Shares Inc.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (972) 628-4100
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF SEPTEMBER 30, 2006


    PRINCIPAL                                                                                 STANDARD &        VALUE
    AMOUNT ($)    DESCRIPTION                                                    MOODY'S        POOR'S      (NOTE 2A) ($)
 --------------  --------------                                                 ----------   ------------ -----------------
SENIOR LOAN NOTE - 1.49% (A)

                  UNITED STATES - 1.49%
                  RETAIL - 1.49%
       1,000,000  Movie Gallery, Inc., 10.75%, 04/27/2011                          Caa1          CCC+               938,885
                                                                                                          -----------------
                  TOTAL UNITED STATES (COST $980,295)                                                               938,885
                                                                                                          -----------------

                  TOTAL SENIOR LOAN NOTE (COST $980,295)                                                            938,885
                                                                                                          -----------------
BONDS AND NOTES - 139.49% (B)

                  CANADA - 7.26%
                  CHEMICALS, PLASTICS AND RUBBER - 3.47%
       2,000,000  Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/2011            Baa1          BBB+             2,188,928
                                                                                                          -----------------
                                                                                                                  2,188,928
                                                                                                          -----------------

                  OIL AND GAS - 2.48%
       1,500,000  Secunda International, Ltd., 13.51%, 09/01/2012 (c)              B2            B-               1,569,375
                                                                                                          -----------------
                                                                                                                  1,569,375
                                                                                                          -----------------

                  TELECOMMUNICATIONS - 1.31%
       1,000,000  Nortel Networks Corp., 6.88%, 09/01/2023                         B3            B-                 830,000
                                                                                                          -----------------
                                                                                                                    830,000
                                                                                                          -----------------
                  TOTAL CANADA (COST $4,665,005)                                                                  4,588,303
                                                                                                          -----------------

                  UNITED STATES - 132.23%
                  AUTOMOBILE - 13.70%
       3,000,000  American Tire Distributors Holdings, Inc., 11.76%,
                      04/01/2012 (c)                                               Caa1          CCC+             2,745,000
                  Federal-Mogul Corp.
       1,000,000      07/01/2007 (d)                                               NR            NR                 580,000
       2,000,000      07/01/2010 (d)                                               NR            NR               1,160,000
       1,000,000      12/15/2006 (d)                                               NR            NR                 580,000
       2,000,000  General Motors Acceptance Corp., 7.60%, 12/01/2014 (c)           Ba1           BB               2,008,652
       1,500,000  Penhall International, Corp., 12.00%, 08/01/2014 (e) (f)         B3            CCC+             1,578,750
                                                                                                          -----------------
                                                                                                                  8,652,402
                                                                                                          -----------------

                  BANKING - 6.52%
       2,000,000  Countrywide Capital I, 8.00%, 12/15/2026                         Baa1          BBB+             2,007,618
       2,000,000  Washington Mutual Capital I, 8.38%, 06/01/2027                   Baa1          BBB              2,109,330
                                                                                                          -----------------
                                                                                                                  4,116,948
                                                                                                          -----------------

                  BROADCASTING AND ENTERTAINMENT - 16.83%
       2,000,000  Belo Corp., 7.13%, 06/01/2007                                    Baa3          BBB-             2,013,130
         500,000  CCH I LLC Senior Secured Notes, 11.00%, 10/01/2015               Caa2          CCC-               457,500
                  Clear Channel Communications, Inc.
       1,500,000      7.25%, 10/15/2027                                            Baa3          BBB-             1,458,874
       1,000,000      5.50%, 09/15/2014                                            Baa3          BBB-               930,548
       2,000,000  Liberty Media Corp., 7.88%, 07/15/2009                           Ba2           BB+              2,103,826
       1,500,000  Time Warner Entertainment Co., LP, 10.15%, 05/01/2012            Baa2          BBB+             1,788,968

                                                                               1

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF SEPTEMBER 30, 2006


    PRINCIPAL                                                                                 STANDARD &        VALUE
    AMOUNT ($)    DESCRIPTION                                                    MOODY'S        POOR'S      (NOTE 2A) ($)
 --------------  --------------                                                 ----------   ------------ -----------------
BONDS AND NOTES (CONTINUED)

                  UNITED STATES (CONTINUED)
                  BROADCASTING AND ENTERTAINMENT (CONTINUED)
       2,000,000  Young Broadcasting, Inc., 10.00%, 03/01/2011                     Caa1          CCC-             1,877,500
                                                                                                          -----------------
                                                                                                                 10,630,346
                                                                                                          -----------------

                  BUILDINGS AND REAL ESTATE - 2.65%
       1,000,000  Owens Corning, 08/01/2018 (d) (e)                                NR            NR                 517,500
       1,000,000  SUSA Partnership, LP, 7.45%, 07/01/2018                          Aaa           AAA              1,155,156
                                                                                                          -----------------
                                                                                                                  1,672,656
                                                                                                          -----------------

                  CABLE AND OTHER PAY TELEVISION SERVICES - 1.87%
       1,000,000  TCI Communications, Inc., 9.80%, 02/01/2012                      Baa2          BBB+             1,182,432
                                                                                                          -----------------
                                                                                                                  1,182,432
                                                                                                          -----------------

                  CHEMICALS, PLASTICS AND RUBBER - 1.54%
       1,000,000  Solutia Inc., 10/15/2037 (d)                                     NR            NR                 975,000
                                                                                                          -----------------
                                                                                                                    975,000
                                                                                                          -----------------

                  CONTAINERS, PACKAGING AND GLASS - 5.74%
       2,000,000  Sealed Air Corp., 5.63%, 07/15/2013 (f)                          Baa3          BBB              1,970,654
       1,900,000  Solo Cup Co., 8.50%, 02/15/2014 (e)                              Caa2          CCC-             1,650,625
                                                                                                          -----------------
                                                                                                                  3,621,279
                                                                                                          -----------------

                  DIVERSIFIED/CONGLOMERATE SERVICE - 0.37%
         231,643  SAC Holding Corp., 8.50%, 03/15/2014                             NR            NR                 230,485
                                                                                                          -----------------
                                                                                                                    230,485
                                                                                                          -----------------

                  ELECTRONICS - 2.69%
       2,000,000  MagnaChip Semiconductor, 8.64%, 12/15/2011 (c)                   B1            B+               1,700,000
                                                                                                          -----------------
                                                                                                                  1,700,000
                                                                                                          -----------------

                  ENVIRONMENTAL SERVICES - 3.34%
       2,000,000  Republic Services, Inc., 6.75%, 08/15/2011                       Baa2          BBB+             2,111,790
                                                                                                          -----------------
                                                                                                                  2,111,790
                                                                                                          -----------------

                  FINANCE - 6.61%
       2,000,000  BankAmerica Institutiional, Series A, 8.07%, 12/31/2026 (f)      Aa3           A                2,088,192
       1,000,000  BT Capital Trust, Series B1, 7.90%, 01/15/2027                   A2            A-               1,039,315
       1,000,000  Zions Institutional Capital Trust, Series A, 8.54%,
                  12/15/2026                                                       Baa1          BBB              1,046,794
                                                                                                          -----------------
                                                                                                                  4,174,301
                                                                                                          -----------------

                  FOOD, BEVERAGE AND TOBACCO - 5.90%
       2,000,000  Altria Group, Inc., 7.75%, 01/15/2027 (e)                        Baa2          BBB              2,428,350
       1,000,000  Chiquita Brands International, Inc., 7.50%, 11/01/2014 (e)       Caa1          B-                 870,000
         500,000  Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (f)             B2            B-                 430,000
                                                                                                          -----------------
                                                                                                                  3,728,350
                                                                                                          -----------------

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF SEPTEMBER 30, 2006



    PRINCIPAL                                                                                 STANDARD &        VALUE
    AMOUNT ($)    DESCRIPTION                                                    MOODY'S        POOR'S      (NOTE 2A) ($)
 --------------  --------------                                                 ----------   ------------ -----------------
BONDS AND NOTES (CONTINUED)

                  UNITED STATES (CONTINUED)
                  HEALTHCARE, EDUCATION AND CHILDCARE - 5.85%
       2,000,000  Manor Care, Inc., 6.25%, 05/01/2013                              Baa3          BBB              2,022,114
       1,592,500  Pharma IV (Eszopiclone), 12.00%, 06/30/2014                      NR            NR               1,672,125
                                                                                                          -----------------
                                                                                                                  3,694,239
                                                                                                          -----------------

                  HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND DURABLE CONSUMER - 2.55%
       2,000,000  Spectrum Brands, Inc., 7.38%, 02/01/2015                         Caa2          CCC              1,610,000
                                                                                                          -----------------
                                                                                                                  1,610,000
                                                                                                          -----------------

                  HOTELS, MOTELS, INNS AND GAMING - 7.52%
       2,000,000  Trump Entertainment Resorts Holdings LP, 8.50%, 06/01/2015 (e)   Caa1          B-               1,922,500
       3,000,000  Harrahs Operating Co., Inc., 5.38%, 12/15/2013                   Baa3          BB+              2,827,500
                                                                                                          -----------------
                                                                                                                  4,750,000
                                                                                                          -----------------

                  LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 8.09%
       4,000,000  Blockbuster, Inc., 10.00%, 09/01/2012 (e)                        Caa2          CCC              3,690,000
                  Six Flags, Inc.
       1,000,000      9.63%, 06/01/2014 (e)                                        Caa1          CCC                895,000
         500,000      4.50%, 05/15/2015                                            NR            CCC                525,625
                                                                                                          -----------------
                                                                                                                  5,110,625
                                                                                                          -----------------

                  OIL AND GAS - 1.61%
       1,000,000  SemGroup, LP, 8.75%, 11/15/2015 (f)                              B1            NR               1,013,750
                                                                                                          -----------------
                                                                                                                  1,013,750
                                                                                                          -----------------

                  PERSONAL TRANSPORTATION - 1.13%
         749,166  Northwest Airlines, Inc., Series 1999-1C, 02/01/2014 (d)         NR            CCC-               715,921
                                                                                                          -----------------
                                                                                                                    715,921
                                                                                                          -----------------

                  PRINTING AND PUBLISHING - 6.44%
       2,000,000  Network Communications, Inc., 10.75%, 12/01/2013                 B2e           B-               2,010,000
       2,000,000  PRIMEDIA, Inc., 10.78%, 05/15/2010 (c)                           B2            B                2,055,000
                                                                                                          -----------------
                                                                                                                  4,065,000
                                                                                                          -----------------

                  RETAIL STORES - 9.06%
       1,000,000  Levi Strauss & Co., 10.26%, 04/01/2012 (c)                       B3            B-               1,035,000
       1,000,000  Linens 'n Things, Inc., 11.13%, 01/15/2014 (c)                   B3e           B-                 975,000
       3,810,000  Wendy's International, Inc., 6.20%, 06/15/2014                   Ba2           BB+              3,710,357
                                                                                                          -----------------
                                                                                                                  5,720,357
                                                                                                          -----------------

                  TELECOMMUNICATIONS - 9.95%
       3,000,000  CenturyTel, Inc., 5.00%, 02/15/2015                              Baa2          BBB              2,738,619
       1,000,000  Grande Communications Holdings, Inc., 14.00%, 04/01/2011         Caa1          B-               1,097,500
       2,000,000  ICO North America, 7.50%, 08/15/2009                             NR            NR               2,450,000
                                                                                                          -----------------
                                                                                                                  6,286,119
                                                                                                          -----------------

PROSPECT STREET INCOME SHARES, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
AS OF SEPTEMBER 30, 2006



    PRINCIPAL                                                                                 STANDARD &        VALUE
    AMOUNT ($)    DESCRIPTION                                                    MOODY'S        POOR'S      (NOTE 2A) ($)
 --------------  --------------                                                 ----------   ------------ -----------------
BONDS AND NOTES (CONTINUED)

                  UNITED STATES (CONTINUED)
                  UTILITIES - 12.27%
       2,500,000  Calpine Corp., 02/15/2011 (e) (d)                                NR            D                1,250,000
       2,000,000  Constellation Energy Group, 7.00%, 04/01/2012                    Baa1          BBB+             2,143,072
       2,000,000  Kiowa Power Partners LLC, 5.74%, 03/30/2021 (f)                  Baa3          BBB-             1,938,516
         500,000  Southern Power Co., Series D, 4.88%, 07/15/2015                  Baa1          BBB+               474,153
       1,914,757  Tenaska Virginia Partners, LP, 6.12%, 03/30/2024 (f)             Baa3          BBB-             1,944,422
                                                                                                          -----------------
                                                                                                                  7,750,163
                                                                                                          -----------------
                  TOTAL UNITED STATES (COST $82,854,690)                                                         83,512,163
                                                                                                          -----------------

                  TOTAL BONDS AND NOTES (COST $87,519,695)                                                       88,100,466
                                                                                                          -----------------

                                                                                                                 VALUE
      SHARES                                                                                                 (NOTE 2A) ($)
-------------------
                                                                                                          -----------------
COMMON STOCK - 2.13% (B)
         111,940  Motient Corp. *                                                                                 1,343,280
                                                                                                          -----------------

                  TOTAL COMMON STOCK (COST $1,344,009)                                                            1,343,280
                                                                                                          -----------------
PREFERRED STOCK - 0.01% (B)
          10,000  Adelphia Communications Corp., Series B*                                                            5,000
                                                                                                          -----------------

                  TOTAL PREFERRED STOCK (COST $935,000)                                                               5,000
                                                                                                          -----------------

      UNITS
 --------------
WARRANTS - 0.04% (B)
           1,000  Grande Communications 04/01/2011*                                                                      10
          11,100  Loral Space & Communications, 12/26/06*                                                                 0
          17,481  Pathmark Stores, Inc. 09/19/2010*                                                                   5,769
           1,000  XM Satellite Radio, Inc., 03/15/2010*                                                              23,000
                                                                                                          -----------------

                  TOTAL WARRANTS (COST $140,010)                                                                     28,779
                                                                                                          -----------------

                  TOTAL INVESTMENTS - 143.16% (COST $90,919,009)                                                 90,416,410
                                                                                                          -----------------

                  OTHER ASSETS & LIABILITIES, NET - 4.34%                                                         2,740,398
                                                                                                          -----------------

                  PREFERRED STOCK - (47.50)%                                                                    (30,000,000)
                                                                                                          -----------------

                  NET ASSETS APPLICABLE TO COMMON STOCK - 100.00%                                                63,156,808
                                                                                                          =================

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at September 30, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(b)   Percentages are based on net assets applicable to common stock.
(c) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2006.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e) Securities (or a portion of securites) on loan as of September 30, 2006. The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of September 30, 2006, the market value of securities loaned by the Fund was $13,299,724. The loans were secured with cash collateral of $13,514,780.
(f) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2006, the market value of these securities aggregated $10,964,284 or 17.36% of net assets applicable to common stock. These securities have been determined by the investment adviser to be liquid securities.
*     Non-income producing security.


Gross unrealized appreciation         $     2,466,862
Gross unrealized depreciation              (2,969,461)
                                         -------------
Net unrealized appreciation           $      (502,599)
                                         =============




SECURITY VALUATION:
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.
                                                                               4

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PROSPECT STREET(R) INCOME SHARES INC.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date     OCTOBER 16, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.